Filed pursuant to Rule 497
Registration No. 333-274351
Rule 482ad

Runway Growth Finance Corp.

Announces Secondary Offering of Common Stock by Selling Stockholder

May 9, 2024

MENLO PARK, Calif., May 9, 2024 (GLOBE NEWSWIRE) – Runway Growth Finance Corp. (Nasdaq: RWAY) (the “Company” or “Runway Growth”) a specialty finance company focused on providing senior secured loans to high growth-potential companies in technology, life sciences, healthcare information and services, business services, select consumer services and products and other high-growth industries, today announced a proposed underwritten secondary offering of 3,750,000 shares of its common stock by OCM Growth Holdings LLC (the “Selling Stockholder”) pursuant to a registration statement filed with the Securities and Exchange Commission (the “SEC”). In connection with the proposed offering, the Selling Stockholder intends to grant the underwriters a 30-day option to purchase up to an additional 562,500 shares of the common stock offered by the Selling Stockholder.

The joint-lead book-running managers for the offering are Wells Fargo Securities, Morgan Stanley, BofA Securities, and UBS Investment Bank. Additionally, Keefe, Bruyette & Woods, a Stifel Company, RBC Capital Markets, and B. Riley Securities are acting as joint book-running managers.

Investors are advised to carefully consider the investment objective, risks, charges and expenses of the Company before investing. The preliminary prospectus supplement dated May 9, 2024 and the accompanying base prospectus dated October 31, 2023 contains this and other information about the Company and should be read carefully before investing. The information in the preliminary prospectus supplement, the accompanying prospectus and this press release is not complete and may be changed.

The offering may be made only by means of a preliminary prospectus supplement and an accompanying prospectus, copies of which may be obtained from (1) Wells Fargo Securities, 90 South 7th Street, 5th Floor, Minneapolis, MN 55402, at 800-645-3751 (option #5) or email a request to WFScustomerservice@wellsfargo.com; (2) Morgan Stanley & Co. LLC, 180 Varick Street, 2nd Floor, New York, NY 10014, Attn: Prospectus Department; (3) BofA Securities, NC1-022-02-25, 201 North Tryon Street, Charlotte, NC 28255, Attn: Prospectus Department, email: dg.prospectus_requests@bofa.com; (4) UBS Securities LLC, 1285 Avenue of the Americas, New York, NY 10019, Attn: ECM Syndicate; (5) Runway Growth at 205 N. Michigan Ave., Suite 4200, Chicago, IL 60601 or email a request to prospectus@runwaygrowth.com.

This press release does not constitute an offer to sell or the solicitation of an offer to buy the securities in this offering or any other securities nor will there be any sale of these securities or any other securities referred to in this press release in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to the registration or qualification under the securities laws of such state or jurisdiction.

About Runway Growth Finance Corp.

Runway Growth is a growing specialty finance company focused on providing flexible capital solutions to late- and growth-stage companies seeking an alternative to raising equity. Runway Growth is a closed-end investment fund that has elected to be regulated as a business development company under the Investment Company Act of 1940. Runway Growth is externally managed by Runway Growth Capital LLC, an established registered investment advisor that was formed in 2015 and led by industry veteran David Spreng.

Forward-Looking Statements

Statements included herein may constitute "forward-looking statements" within the meaning of the Private Securities Litigation Reform Act of 1995. Statements other than statements of historical facts included in this press release may constitute forward-looking statements and are not guarantees of future performance, condition or results and involve a number of risks and uncertainties, including the impact of COVID-19 and related changes in base interest rates and significant market volatility on our business, our portfolio companies, our industry and the global economy. Actual results may differ materially from those in the forward-looking statements as a result of a number of factors, including those described from time to time in Runway Growth’s filings with the Securities and Exchange Commission. Runway Growth undertakes no duty to update any forward-looking statement made herein. All forward-looking statements speak only as of the date of this press release.

Contacts:

Stefan Norbom, Prosek Partners, snorbom@prosek.com

Thomas B. Raterman, Chief Financial Officer and Chief Operating Officer, tr@runwaygrowth.com